Consolidated Statement of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock dividends, share	$ 1.88	$ 1.76	$ 1.68
Series A [Member]
Preferred stock dividends declared per share	3,965.458	3,548.61	3,558.332
Series B [Member]
Preferred stock dividends declared per share	962.487	887.153	889.58
Series F [Member]
Preferred stock dividends declared per share		1,625	1,625
Series H [Member]
Preferred stock dividends declared per share			1,287.52
Series I [Member]
Preferred stock dividends declared per share		232.953	1,281.25
Series J [Member]
Preferred stock dividends declared per share	1,325	1,325	1,325
Series K [Member]
Preferred stock dividends declared per share	1,375	1,375	1,375
Series L [Member]
Preferred stock dividends declared per share	937.5	937.5	$ 203.13
Series M [Member]
Preferred stock dividends declared per share	1,000	952.778
Series N [Member]
Preferred stock dividends declared per share	925	$ 202.986
Series O [Member]
Preferred stock dividends declared per share	$ 1,050